Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses
Research and Development	$ (12,955)	$ (13,208)	$ (5,993)
Operating expenses	(1,631)	(13,311)	(11,203)
Realization bonus		(855)	(13,214)
Impairment of other non-current asset			(279)
Gain from disposal of intellectual property			2,663
Total operating expenses	(14,586)	(27,374)	(28,026)
Loss from operations	(14,586)	(27,374)	(28,026)
Other income/(expense):
Finance Income/(expense)	(7)	(176)	(312)
Other income/(losses)	(804)	893
Total other income/(expense)	(811)	717	(312)
Loss from operations before income taxes	(15,397)	(26,657)	(28,338)
Income tax credit		3,240	2,207
Loss for the year	(15,397)	(23,417)	(26,131)
Other Comprehensive loss:
Gain/(Loss) on currency translation	(3,582)	(4,478)	3,474
Comprehensive loss	$ (18,979)	$ (27,895)	$ (22,657)
Basic and diluted loss per share attributable to common shareholders (in Dollars per share)	$ (0.15)	$ (0.24)	$ (0.16)